LIABILITIES AND DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LIABILITIES AND DEBT
LIABILITIES AND DEBT

NOTE 6: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of September 30, 2022 and December 31,2021:

	September 30,	December 31,
	2022	2021
Accrued expenses	$896,043	$213,740
Reserve for returns	24,673	33,933
Payroll related liabilities	2,602,800	1,204,665
Sales tax liability	298,149	268,723
Due to seller	—	396,320
Other liabilities	130,702	119,764
	$3,952,366	$2,237,145

Certain liabilities including sales tax and payroll related liabilities may be subject to interest and penalties. As of September 30, 2022 and December 31, 2021, payroll related labilities included approximately $262,000 in estimated penalties associated with accrued payroll taxes.

Venture Debt

In February 2022, the Company received $237,500 in proceeds, including loan fees of $12,500, from the existing venture debt lender under the same terms as the existing facility. As of June 30, 2022 and December 31, 2021, the gross loan balance was $6,251,755 and $6,001,755, respectively.

On September 29, 2022, the Company and Black Oak Capital executed a Securities Purchase Agreement (the “Black Oak SPA”) whereby the Company issued 6,300 shares of Series A Convertible Preferred Stock to Black Oak for $1,000 per share (see Note 7). The shares were issued pursuant to the conversion of Black Oak’s entire principal amount of $6,251,755, and the Company recorded $48,245 in interest as part of the conversion. Pursuant to the Black Oak SPA, all accrued interest remaining outstanding. Accrued interest was $269,880 as of September 30, 2022.

For the nine months ended September 30, 2022 and 2021, $12,500 and $147,389 of loan fees and discounts from warrants were amortized to interest expense, leaving unamortized balance of $0 as of September 30, 2022.

Interest expense and effective interest rate on this loan for the three months ended September 30, 2022 and 2021, was $191,152 and $189,096, and 12.2% and 13.4% all respectively. Interest expense was $573,455 and $591,123 for the nine months ended September 30, 2022 and 2021, respectively.

Convertible Debt

2020 Regulation D Offering

As of September 30, 2022 and December 31, 2021, there was $100,000 remaining in outstanding principal that was not converted into equity.

Convertible Promissory Note

During the nine months ended September 30, 2022, the Company converted an aggregate of $1,432,979 in outstanding principal into 24,827 shares of common stock.

On April 8, 2022, the Company and various purchasers executed a Securities Purchase Agreement whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $3,068,750, consisting of original issue discount of $613,750. The Company received net proceeds of $2,313,750 after the original issue discount and fees, resulting in a debt discount of $755,000. Upon the Company’s public offering in May (see below), the Company repaid $3,068,750 to the investors and the debt discount was fully amortized.

In connection with the April notes, the Company issued an aggregate of 12,577 warrants to purchase common stock at an exercise price of $122 per share. The Company recognized $98,241 as a debt discount for the fair value of the warrants using the Black-Scholes option model, which was fully amortized upon the notes’ repayment in May.

On July 22 and July 28, 2022, the Company and various purchasers executed a Securities Purchase Agreement whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $1,875,000, consisting of original issue discount of $375,000. The Company received net proceeds of $1,450,000 after the original issue discount and fees. The July notes matured on October 31, 2022 and are in default as of the date of these financial statements.

In connection with the July 22 and July 28 notes, the Company issued an aggregate of 41,124 and 27,655 warrants to purchase common stock at an exercise price of $15.20 and $11.30 per share, respectively. The Company recognized $692,299 as a debt discount for the fair value of the warrants using the Black-Scholes option model, which will be amortized to interest expense over the life of the notes.

If the July notes are not repaid in full by the maturity date or if any other event of default occurs, (1) the face value of the notes will be automatically increase d to 120%; (2) the notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the Investors’ discretion, the notes shall become convertible at the option of the investors into shares of the Company’s common stock at a conversion price equal to the closing price of the Company’s common stock on the on the date of the note conversion.

The Company evaluated the terms of the conversion features of the July notes as noted above in accordance with ASC Topic No. 815 — 40, Derivatives and Hedging — Contracts in Entity’s Own Stock, and determined they are not indexed to the Company’s common stock and that the conversion features meet the definition of a liability. The notes contain an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the July, the Company recognized a derivative liability at an aggregate fair value of $559,957, which is recorded as a debt discount and will amortized over the life of the notes.

During the three and nine months ended September 30, 2022, the Company amortized $1,792,060 and $4,575,234, respectively, of debt discount to interest expense.

As of September 30, 2022 and December 31, 2021, the outstanding principal was $9,907,121 and $9,465,000, respectively. The balance of the convertible notes, after unamortized debt discount of 1,931,149, was $7,975,872 as of September 30, 2022.

Loan Payable — PPP and SBA Loan

As of September 30, 2022 and December 31, 2021, H&J had an outstanding loan under the EIDL program of $148,900.

In April 2022, Bailey received notification of full forgiveness of its 2nd PPP Loan totaling $1,347,050 and partial forgiveness of its 1st PPP Loan totaling $413,705.

Note Payable — Related Party

As of September 30, 2022, H&J had an outstanding note payable of $140,928 owned by the H&J Seller. The note matures on December 10, 2022 and bears interest at 12% per annum.

Promissory Note Payable

As of September 30, 2022 and December 31, 2021, the outstanding principal on the note to the sellers of Bailey was $3,500,000. As of September 30, 2022, the lender agreed to defer all payments to the maturity date of the loan, December 31, 2022.

Interest expense was $105,000 and $105,000 for the three months ended September 30, 2022 and 2021 and $315,000 and $389,000 for the nine months ended September 30, 2022 and 2021, all respectively, which was accrued and unpaid as of September 30, 2022.

Merchant Cash Advances

In March 2022, the Company obtained two short-term merchant advances, which totaled $500,000 and $250,000, respectively, from a single lender to fund operations. These advances included origination fees totaling $22,500 for net proceeds of $727,500. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a weekly basis The Company will repay an aggregate of $1,065,000 to the lender. These advances contain various financial and non-financial covenants. In the third quarter of 2022, the Company received additional short-term advances of $607,860. As of September 30, 2022, $279,475 remained outstanding. As of the date of these financial statements, the Company was in compliance with these covenants.

NOTE 7: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Accrued expenses	$213,740	$92,074
Reserve for returns	33,933	5,229
Payroll related liabilities	1,204,665	843,704
Sales tax liability	268,723	196,410
Due to seller	396,320	—
Other liabilities	119,764	108,230
	$2,237,145	$1,245,646

Due to seller represents amounts to the seller owed pursuant the Stateside Acquisition after certain purchase price adjustments were made in the fourth quarter of 2021.

Certain liabilities including sales tax and payroll related liabilities maybe be subject to interest in penalties. As of December 31, 2021 and 2020, payroll related labilities included approximately $262,000 and $152,000 in estimated penalties associated with accrued payroll taxes.

Venture Debt

In March 2017, the Company entered into a senior credit agreement with an outside lender for up to $4,000,000, dependent upon the achievement of certain milestones. Through various amendments to the agreement, the credit agreement has been increased to approximately $6,000,000. The loan bears interest at 12.5% per annum, compounded monthly, plus fees currently at $5,000 per month. In March 2021, the Company and the lender agreed to extend the maturity date of the credit agreement to December 31, 2022, with certain payments due as follows. If the Company consummated a follow on public offering on or before July 31, 2021, the Company was required to make a $3,000,000 payment on the loan within five business days after such public offering. In addition, if the Company consummated an additional follow-on offering thereafter on or before September 30, 2021, the Company was required to make another $3,000,000 payment on the loan within five business days after such public offering. If the Company did not consummate the initial follow on offering or, if the Company did not consummate the aforementioned second follow-on offering by September 30, 2021, the Company was required to make a $300,000 payment on the loan by September 30, 2021. As of the filing date of these financial statements, the Company and the lender agreed to defer the September 30, 2021 payment to the maturity date of the loan, December 31, 2022. As of the filing date, of these financial statements, all defaults were cured and there are no additional expected defaults in the next twelve months.

The Company’s credit agreement contains negative covenants that, subject to significant exceptions, limit its ability, among other things to make restricted payments, pledge assets as security, make investments, loans, advances, guarantees and acquisitions, or undergo other fundamental changes. A breach of any of these covenants could result in a default under the credit facility and permit the lender to cease making loans to the Company. If for whatever reason the Company has insufficient liquidity to make scheduled payments under the Company’s credit facility or to repay such indebtedness by the schedule maturity date, the Company would seek the consent of the Company’s senior lender to modify such terms. Although the Company’s senior lender has previously agreed to seven prior modifications of the Company’s credit agreement, there is no assurance that the senior lender will agree to any such modification and could then declare an event of default. Upon the occurrence of an event of default under the credit agreement, the lender could elect to declare all amounts outstanding thereunder to be immediately due and payable. The Company has pledged all of its assets as collateral under the Company’s credit facility. If the lender accelerates the repayment of borrowings, the Company may not have sufficient assets to repay them and the Company could experience a material adverse effect on its financial condition and results of operations.

Repayment is accelerated upon a change in control, as defined in the agreement. The loan is senior to all other debts and obligations of the Company, is collateralized by all assets of the Company, and shares of the Company’s common stock pledged by officers of the Company.

As of December 31, 2021 and 2020, the gross loan balance was $6,001,755.During 2020, the gross balance increased by $1,459,211 resulting from cash disbursed to the Company and considerations for outstanding interest.

The lender was also granted warrants to purchase common stock representing 1% of the fully diluted capitalization of the Company for each $1,000,000 of principal loaned under the agreement, which was increased to 1.358% during 2019. During the year ended December 31, 2020, the Company granted 4,935 common stock warrants, to the lender with an exercise price of $2.50 per share and a ten-year contractual life. The warrants were valued at $184,191. The relative fair value of the warrants is initially recorded as a discount to the note, which were amortized over its term of the then existing note prior to amendment. See Note 10 for further detail.

For the years ended December 31, 2021 and 2020, $147,389 and $241,878 of these loan fees and discounts from warrants were amortized to interest expense, leaving unamortized balances of $0 and $147,389 as of December 31, 2021 and 2020, respectively.

Interest expense for the years ended December 31, 2021 and 2020 was $825,219 and $770,277, respectively. Effective interest rate on the loan for the years ended December 31, 2021 and 2020 was 13.7% and 14.6%, respectively.

Convertible Debt

2020 Regulation CF Offering

During the year ended December 31, 2020, the Company received gross proceeds of $450,308 from a Regulation CF convertible debt offering. In 2021, the Company received additional gross proceeds of $473,650. Interest was 6% per annum and the debt was due October 30, 2022.

Upon closing of the IPO, the outstanding principal and accrued and unpaid interest of $16,942 was converted into 3,197 shares of common stock based on the terms of the notes. Total issuances costs were $69,627, which was recognized as a debt discount and was amortized in 2021 through the date of IPO when such debt converted. During the year ended December 31, 2021, $27,894 of the debt discount was amortized to interest expense.

2020 Regulation D Offering

Concurrently with the offering above, in 2021 and 2020 the Company received gross proceeds of $55,000 and $800,000, respectively, from a Regulation D convertible debt offering. The debt accrued interest at a rate of 14% per annum with a maturity date of nine months from the date of issuance. The debt was contingently convertible and contains both automatic and optional conversions. The debt converted automatically upon an initial public offering of at least $10,000,000 in gross proceeds at a price per share equal to 50% of the IPO price. Issuance costs on the aggregate funds totaled $100,000. In addition, the Company issued 5 warrants to purchase common stock in connection with the notes. The issuance costs and warrants are recognized as a debt discount and were amortized in 2021 through the date of IPO when such debt converted. The fair value of the warrants was determined to be negligible.

Upon closing of the IPO, $755,000 in outstanding principal and approximately $185,000 of the accrued and unpaid interest was converted into 4,534 shares of common stock. As of December 31, 2021, there was $100,000 remaining in outstanding principal that was not converted into equity.

During the year ended December 31, 2021, $100,000 of the debt discount was amortized to interest expense. The Company recorded an additional $132,609 in default interest expense upon conversion of these notes.

2019 Regulation D Offering

For the year ended December 31, 2019, the Company received gross proceeds of $799,280 from a Regulation D convertible debt offering. The debt accrued interest at a rate of 12% per annum with a maturity date of thirty-six months from the date of issuance. The debt was contingently convertible and contained both automatic and optional conversions. The debt converted automatically upon an initial public offering at $219 per share. If, prior to maturity there is a change in control event, the holders of a majority of the debt could vote to convert two times the value of the principle, with accrued interest being eliminated, at 1) the fair market value of the company’s common stock at the time of such conversion, 2) $219 per share, 3) dividing the valuation cap ($9,000,000) by the pre-money fully diluted capitalization.

Upon closing of the IPO, the outstanding principal was converted into 3,621 shares of common stock.

Convertible Promissory Notes

On August 27, 2021, the Company entered into a Securities Purchase Agreement with Oasis Capital, LLC (“Oasis Capital”) further to which Oasis Capital purchased a senior secured convertible note (the “Oasis Note”), with an interest rate of 6% per annum, having a face value of $5,265,000 for a total purchase price of $5,000,000, secured by all assets of the Company.

The Oasis Note, in the principal amount of $5,265,000, bears interest at 6% per annum and is due and payable 18 months from the date of issuance, unless sooner converted. The Oasis Note is convertible at the option of Oasis Capital into shares of the Company’s common stock at a conversion price (the “ Oasis Conversion Price”) which is the lesser of (i) $360.10, and (ii) 90% of the average of the two lowest volumed weighted average prices (“VWAPs’) during the five consecutive trading day period preceding the delivery of the notice of conversion. Oasis Capital is not permitted to submit conversion notices in any thirty day period having conversion amounts equaling, in the aggregate, in excess of $500,000. If the Oasis Conversion Price set forth in any conversion notice is less than $300 per share, the Company, at its sole option, may elect to pay the applicable conversion amount in cash rather than issue shares of its common stock.

On October 1, 2021, the Company entered into an Amended and Restated Securities Purchase Agreement with FirstFire Global Opportunities Fund, LLC (“FirstFire”) and Oasis Capital further to which FirstFire purchased a Senior Secured Convertible Promissory Note (the “First FirstFire Note”), with an interest rate of 6% per annum, having a face value of $1,575,000 for a total purchase price of $1,500,000, secured by all assets of the Company.

The First FirstFire Note, in the principal amount of $1,575,000, bears interest at 6% per annum and is due and payable 18 months from the date of issuance, unless sooner converted. The First FirstFire Note is convertible at the option of FirstFire into shares of the Company’s common stock at a conversion price (the “First FirstFire Conversion Price”) which is the lesser of (i) $395.20, and (ii) 90% of the average of the two lowest volume-weighted average prices during the five consecutive trading day period preceding the delivery of the notice of conversion. FirstFire is not permitted to submit conversion notices in any thirty day period having conversion amounts equaling, in the aggregate, in excess of $500,000. If the First FirstFire Conversion Price set forth in any conversion notice is less than $300 per share, we, at our sole option, may elect to pay the applicable conversion amount in cash rather than issue shares of the Company’s common stock. In connection with the issuance of the First FirstFire Note, the Company, Oasis Capital and FirstFire amended the Security Agreement to grant FirstFire a similar security interest in substantially all of our assets to secure the obligations under the First FirstFire Note. The Company, Oasis Capital and FirstFire also amended the Registrations Right Agreement (“RRA”) to join FirstFire as a party thereto and to include the shares of the Company’s common stock issuable under the First FirstFire Note as registrable securities.

On November 16, 2021, the Company entered into a Securities Purchase Agreement with FirstFire further to which FirstFire purchased a Senior Secured Convertible Promissory Note (the “Second FirstFire Note” and together with the First FirstFire Note, the “FirstFire Notes”), with an interest rate of 6% per annum, having a face value of $2,625,000 for a total purchase price of $2,500,000.

The Second FirstFire Note is convertible at the option of FirstFire into shares of the Company’s common stock at a conversion price (the “Second FirstFire Conversion Price”) which is the lesser of (i) $428, and (ii) 90% of the average of the two lowest volume-weighted average prices during the five consecutive trading day period preceding the delivery of the notice of conversion. FirstFire is not permitted to submit conversion notices in any thirty day period having conversion amounts equaling, in the aggregate, in excess of $500,000. If the Second FirstFire Conversion Price set forth in any conversion notice is less than $329 per share, the Company, at its sole option, may elect to pay the applicable conversion amount in cash rather than issue shares of its common stock. In addition, the Company entered into an amendment to the RRA, dated November 16, 2021. The RRA, as amended, provides that the Company shall file a registration statement registering the shares of common stock issuable upon conversion of the FirstFire Notes, and the Waiver Shares by November 30, 2021 and use best efforts to cause such registration statement to be effective with the SEC no later than 120 days from the date of the FirstFire Note. The Company filed such registration statement in December 2021 and it became effective in January 2022.

The Company evaluated the terms of the conversion features of the Oasis and FirstFire Notes as noted above in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock, and determined they are not indexed to the Company’s common stock and that the conversion features meet the definition of a liability. The notes contain an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the Oasis and FirstFire Notes, the Company recognized a derivative liability at an aggregate fair value of $3,204,924, which is recorded as a debt discount and will amortized over the life of the note.

The following is a summary of the Oasis and FirstFire Notes for the year ended December 31, 2021:

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2020	$—	$—	$—
Issuance of Oasis note, net of issuance costs	5,265,000	(715,000)	4,550,000
Issuance of FirstFire First note, net of issuance costs	1,575,000	(315,000)	1,260,000
Issuance of Second FirstFire note, net of issuance costs	2,625,000	(530,000)	2,095,000
Derivative liability in connection with notes	—	(3,204,924)	(3,204,924)
Amortization of debt discount	—	801,538	801,538
Balance, December 31, 2021	$9,465,000	$(3,963,386)	$5,501,614

The original issue discount and issuance costs for the Oasis and FirstFire Notes totaled $1,560,000, which were recognized as a debt discount and will be amortized over the life of the notes.

During the year ended December 31, 2021, the Company amortized $801,538 of debt discount to interest expense. As of December 31, 2021, the net balance of the Oasis and FirstFire Notes, after unamortized debt discount of $3,963,386, was $5,501,614.

Interest expense for the year ended December 31, 2021 was $148,613.

Loan Payable — PPP and SBA Loan

In April 2020, the Company and Bailey each entered into a loan with a lender in an aggregate principal amount of $203,994 and $1,347,050, respectively, pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security (CARES) Act. In February 2021, Bailey entered into an 2nd Round PPP Loan for a principal amount of $1,347,050. In May 2021, the Company entered into an 2nd Round PPP loan for a principal amount of $204,000.The PPP Loans are evidenced by a promissory note (“Note”). Subject to the terms of the Note, the PPP Loans bear interest at a fixed rate of one percent (1%) per annum, with the first six months of interest deferred, has an initial term of two years, and is unsecured and guaranteed by the Small Business Administration. The Company may apply to the Lender for forgiveness of the PPP Loan, with the amount which may be forgiven equal to the sum of payroll costs, covered rent, and covered utility payments incurred by the Company during the applicable forgiveness period, calculated in accordance with the terms of the CARES Act. The Note provides for customary events of default including, among other things, cross-defaults on any other loan with the lender. The PPP Loans may be accelerated upon the occurrence of an event of default. The loan proceeds were used for payroll and other covered payments including general operating costs. In December 2021, the Company received notification that both its PPP Loans of $203,994 and $204,000 were approved for full forgiveness. As such, $407,994 was recorded as other non-operating income in the consolidated financial statements. The Bailey PPP Loans have been submitted for forgiveness and is expected to be forgiven in part based on current information available; however, formal forgiveness has not yet occurred as of the date of these financial statements.

The CARES Act additionally extended COVID relief funding for qualified small businesses under the Economic Injury Disaster Loan (EIDL) assistance program. On June 25, 2020 the Company was notified that their EIDL application was approved by the Small Business Association (SBA). Per the terms of the EIDL agreement, the Company received total proceeds of $150,000. The Loan matures in thirty years from the effective date of the Loan and has a fixed interest rate of 3.75% per annum. As of December 31, 2021, Harper & Jones had an outstanding loan under the EIDL program of $148,900.

Loan Payable

In May 2021, H&J entered into a loan payable with a bank and received proceeds of $75,000. The line bears interest at 7.76% and matures in December 2025. As of December 31, 2021, the outstanding balance was $72,269.

In December 2021, H&J entered into a merchant advance loan for a principal amount of $153,860 and received proceeds of $140,000. The loan bears interest at 9.9% and matures in June 2023. As of December 31, 2021, the outstanding balance was $149,962.

Note Payable — Related Party

As of December 31, 2021, H&J had an outstanding note payable of $299,489 owned by the H&J Seller. The note matures on July 10, 2022 and bears interest at 12% per annum.

Promissory Note Payable

As noted in Note 4, the Company issued a promissory note in the principal amount of $4,500,000 to the Bailey Holders pursuant to the Bailey acquisition. In February 2021, the maturity date of the agreement was extended from December 31, 2020 to July 31, 2021. Upon the IPO closing in May 2021, the Company repaid $1,000,000 of the outstanding principal on this note in May 2021. In August 2021, the maturity date was further extended to December 31, 2022. The Company is required to make prepayments of $2,000,000 to $4,000,000 if the Company completes a secondary public offering. If a public offering is not consummated before October 31, 2021 and June 30, 2022, the Company shall repay 10% of the outstanding principal at each date. The Company did not make any payments in October 2021, and the Company and the lender agreed to defer these payments to the maturity date of the loan, December 31, 2022.

The note incurs interest at 12% per annum. As of December 31, 3021, $3,500,000 remained outstanding.

Interest expense was $494,000 and $472,500 for the years ended December 31, 2021 and 2020, respectively, all of which was accrued and unpaid as of December 31, 2021.

In April 2021, the Company entered into a promissory note in the principal amount of $1,000,000. The Company received $810,000 in proceeds, net of issuance costs and original issue discount. Additionally, the Company issued 1,205 warrants to the lender, which was recorded as a debt discount at the time of the loan. The fair value of the warrants and shares recorded as a debt discount was $73,958. Upon the closing of the IPO, the note was repaid in full. The entire debt discount of $263,958 was amortized to interest expense upon repayment of the note.